OPERATING LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Rent expenses for short-term lease		$ 6,000
Minimum [Member]
Operating lease term	1 year
Maximum [Member]
Operating lease term	3 years